STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Operating and formation costs	$ 938,890	$ 1,673,108
Loss from operations	(938,890)	(1,673,108)
Other income:
Interest earned on note receivable	5,014	342
Interest earned on marketable securities held in Trust Account	1,123,400	4,082,917
Unrealized gain on marketable securities held in Trust Account		624
Total other income, net	1,128,414	4,083,883
Net income	$ 189,524	$ 2,410,775
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	1,983,273	8,274,829
Basic and diluted net loss per share	$ 0.04	$ 0.22
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	2,875,000	2,875,000
Basic and diluted net loss per share	$ 0.04	$ 0.22